Long-term financial investments	12 Months Ended
Dec. 31, 2023
Long-term Financial Investments [Abstract]
Long-term financial investments	Long-term financial investments:
In addition to the above equity-accounted investments, the Corporation has also acquired ownership interest in various other investments.

Net carrying value	December 31, 2022	Contributions (Proceeds)	Change in Fair Value	December 31, 2023
Long-term investment - Forsee Power	$18,470	$—	$(3,501)	$14,969
Long-term investment - Wisdom Motor	10,000	(1,000)	(4,900)	4,100
Long-term investment - Quantron AG	5,333	3,304	(4,237)	4,400
Long-term investment - HyCap Fund	7,963	4,624	214	12,801
Long-term investment - Clean H2 Fund	565	3,983	(473)	4,075
	$42,331	$10,911	$(12,897)	$40,345

Net carrying value	December 31, 2021	Contributions (Proceeds)	Change in Fair Value	December 31, 2022
Long-term investment - Forsee Power	$33,335	$—	$(14,865)	$18,470
Long-term investment - Wisdom Motor	—	10,000	—	10,000
Long-term investment - Quantron AG	—	5,183	150	5,333
Long-term investment - HyCap Fund	7,636	1,924	(1,597)	7,963
Long-term investment - Clean H2 Fund	339	806	(580)	565
	$41,310	$17,913	$(16,892)	$42,331
During the year ended December 31, 2023, changes in fair value and foreign exchange adjustments for long -term investments totalling $12,897,000 (2022 - $16,877,000) were comprised of decreases in long-term investments of $12,897,000 (2022 - $16,892,000) offset by increases in short-term investments of $nil (2022 - $15,000) and were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 32).
14.    Long-term financial investments (cont'd):
During the first three months of 2024, the Corporation invested in a decarbonization and climate technology and growth equity fund by acquiring a 2% interest in Templewater Decarbonization I, L.P. (“Templewater”), a limited partnership registered in Cayman Islands, for an initial investment of $495,000 on a total commitment of $1,000,000.

Investment in Forsee Power
In October 2021, the Corporation acquired a non-controlling 9.8% equity interest in Forsee Power SA ("Forsee Power"), a publicly traded French company specializing in the design, development, manufacture, commercialization, and financing of smart battery systems for sustainable electric transport.
During the year ended December 31, 2023, changes in fair value and foreign exchange adjustments totalling $(3,501,000) (2022 - $(14,865,000)) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 32), resulting in net fair value investment in Forsee Power of $14,969,000 as of December 31, 2023 (2022 - $18,470,000), now representing a non-controlling 7.3% equity interest.
Investment in Wisdom Motor
In June 2022, the Corporation invested $10,000,000 and acquired a non-controlling 7.2% interest in Wisdom Group Holdings Ltd. ("Wisdom Motor"), a privately held Cayman Island holding company with operating subsidiaries whose business includes the design and manufacture of vehicles, including zero emission fuel cell electric buses, trucks, and battery-electric vehicles. During the year ended December 31, 2023, the Corporation assigned its option held to purchase additional Series A Preferred Shares in Wisdom for consideration of $1,000,000, resulting in recovery of contributions of $1,000,000. The exercise of this option by the acquiring counterparties, diluted the Corporation's ownership interest from 7.2% to 6.7% as of December 31, 2023.
During the year ended December 31, 2023, changes in fair value totalling $(4,900,000) (2022 - $nil) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 32), resulting in net fair value investment in Wisdom Motor of $4,100,000 as of December 31, 2023 (2022 - $10,000,000).
Investment in Quantron AG
In September 2022, the Corporation invested €5,000,000 ($5,183,000) and acquired a non-controlling 1.9% equity interest in Quantron AG, a global electric vehicle integrator and an emerging specialty OEM to accelerate fuel cell truck adoption. During the year ended December 31, 2023, the Corporation made a committed additional contribution of €3,000,000 ($3,304,000) to exercise its option to purchase an additional 793 shares, resulting in a non-controlling ownership interest of 3.0% in Quantron AG as of December 31, 2023.
During the year ended December 31, 2023, changes in fair value and foreign exchange adjustments totalling $(4,237,000) (2022 -$150,000) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 32), resulting in net fair value investment in Quantron AG of $4,400,000 as of December 31, 2023 (2022 - $5,333,000).
Investment in Hydrogen Funds
HyCap Fund
In August 2021, the Corporation invested in HyCap Fund I SCSp (“HyCap”), a special limited partnership registered in Luxembourg. During the year ended December 31, 2023, the Corporation made additional contributions of £3,771,000 ($4,624,000) (2022 - £1,550,000 ($1,924,000)) for total contributions of £10,987,000 ($14,210,000).
14.    Long-term financial investments (cont'd):
Investment in Hydrogen Funds (cont'd)
HyCap Fund (cont'd)
During the year ended December 31, 2023, changes in fair value and foreign exchange adjustments totalling $214,000 (2022 - $(1,597,000)) were recognized as an unrealized gain in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 32), resulting in net fair value investment in HyCap of $12,801,000 as of December 31, 2023 (2022 - $7,963,000).
Clean H2 Infrastructure Fund
In December 2021, the Corporation invested in Clean H2 Infrastructure Fund I ("Clean H2"), a special limited partnership registered in France. During the year ended December 31, 2023, the Corporation made additional contributions of €3,705,000 ($3,983,000) (2022 - €696,000 ($806,000)) for total contributions of €4,701,000 ($5,146,000).
During the year ended December 31, 2023, changes in fair value and foreign exchange adjustments totalling $(473,000) (2022 - $(580,000)) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 32), resulting in net fair value investment in Clean H2 of $4,075,000 as of December 31, 2023 (2022 - $565,000).